Other liabilities - (Detail) ₽ in Thousands	Dec. 31, 2019 RUB (₽)
Disclosure of Other Liabilities [Abstract]
Advance from depositary	₽ 126,828
Total	126,828
Advance from depositary – current portion	23,880
Total	₽ 23,880